UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:
630 Fifth Avenue
Suite 820
New York, New York  10111

Name and address of agent for service:
Central Securities Corporation, Wilmot H. Kidd, President
630 Fifth Avenue
Suite 820
New York, New York  10111

Registrant's telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

================================================================================

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2005

================================================================================

                         CENTRAL SECURITIES CORPORATION

             (Organized on October 1, 1929 as an investment company,
               registered as such with the Securities and Exchange
                Commission under the provisions of the Investment
                              Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA

                                                Per Share of Common Stock
                                      -------------------------------------------
              Total     Convertible     Net        Net                               Net realized      Unrealized
               net      Preference     asset   investment     Divi-     Distribu-     investment      appreciation
 Year        assets      Stock(A)      value    income(B)   dends(C)    tions(C)         gain        of investments
 ----        ------      --------      -----    ---------   --------    --------     ------------    --------------
1994     $226,639,144   $9,687,575    $17.60                                                          $109,278,788
1995      292,547,559    9,488,350     21.74    $ .31         $.33       $1.60      $ 20,112,563      162,016,798
1996      356,685,785    9,102,050     25.64      .27          .28        1.37        18,154,136      214,721,981
1997      434,423,053    9,040,850     29.97      .24          .34        2.08        30,133,125      273,760,444
1998      476,463,575    8,986,125     31.43      .29          .29        1.65        22,908,091      301,750,135
1999      590,655,679           --     35.05      .26          .26        2.34        43,205,449      394,282,360
2000      596,289,086           --     32.94      .32          .32        4.03        65,921,671      363,263,634
2001      539,839,060           --     28.54      .18          .22        1.58*       13,662,612      304,887,640
2002      361,942,568           --     18.72      .14          .14        1.11        22,869,274      119,501,484
2003      478,959,218           --     24.32      .09          .11        1.29        24,761,313      229,388,141
2004      529,468,675           --     26.44      .11          .11        1.21        25,103,157      271,710,179
Six mos.
 to
June 30,
2005**    567,123,767           --     28.40      .22          .03         .17        33,035,041      277,250,073


A - At liquidation preference.

B - Excluding gains or losses realized on sale of investments and the dividend requirement on the Convertible Preference Stock which was redeemed on August 1, 1999.

C - Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from long-term investment gains.

 *  Includes a non-taxable return of capital of $.55.

**  Unaudited.

      The Common Stock is listed on the American Stock Exchange. On June 30, 2005 the market quotations were as follows:

      Common Stock.............................   $24.15 low, $24.33 high
                                                    and $24.19 last sale

                                       [2]

To the Stockholders of
      CENTRAL SECURITIES CORPORATION:

      Financial statements for the six months ended June 30, 2005 reviewed by our independent accountants and other pertinent information are submitted herewith.

      Comparative net assets are as follows:

                                                                         June 30,
                                                                           2005         December 31,
                                                                        (Unaudited)         2004
                                                                        -----------         ----
Net assets..........................................................    $567,123,767    $529,468,675
Net assets per share of Common Stock................................           28.40           26.44
    Shares of Common Stock outstanding..............................      19,966,909      20,023,209


      Comparative operating results are as follows:

                                                                          Six months ended June 30,
                                                                        -----------------------------
                                                                           2005             2004
                                                                        (Unaudited)      (Unaudited)
                                                                        -----------      ----------
Net investment income...............................................     $ 4,385,014     $ 1,648,747
    Per share of Common Stock.......................................             .22*            .08*
Net realized gain on sale of investments............................      33,035,041      23,778,997
Increase in net unrealized appreciation of investments..............       5,539,894      27,197,470
Increase in net assets resulting from operations....................      42,959,949      52,625,214


----------
*  Per-share data are based on the average number of Common shares outstanding.

      A dividend of $.20 per share of Common Stock was paid on June 24, 2005. Stockholders will be sent a notice concerning the taxability of all 2005 distributions in January 2006.

      During the first six months of 2005 the Corporation repurchased 56,300 shares of its Common Stock at an average price per share of $23.28. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on the American Stock Exchange or in transactions directly with stockholders.

      We are pleased to report that on June 22, 2005, Mr. Simms C. Browning was elected to the Board of Directors. He retired from Neuberger Berman, LLC after a long career in institutional sales and money management including a number of years as research director.

      Stockholders' inquiries are welcome.

                                                  CENTRAL SECURITIES CORPORATION

                                                     WILMOT H. KIDD, President

630 Fifth Avenue
New York, NY 10111
July 27, 2005



                                       [3]

                             TEN LARGEST INVESTMENTS
                                  June 30, 2005
                                   (Unaudited)

                                                                              % of      Year First
                                                    Cost        Value      Net Assets    Acquired
                                                    -----       -----       ---------    --------
                                                       (millions)
The Plymouth Rock Company, Inc.................    $ 2.2       $108.5         19.1%         1982
Murphy Oil Corporation.........................      3.7         31.3          5.5          1974
Brady Corporation..............................      1.9         27.0          4.8          1984
Unocal Corporation.............................     14.7         26.0          4.6          2004
Intel Corporation..............................      0.4         25.5          4.5          1986
Capital One Financial Corporation..............      1.5         24.8          4.4          1994
Convergys Corporation..........................     28.6         24.6          4.3          1998
TransMontaigne Inc.............................     14.4         20.2          3.6          2005
The TriZetto Group, Inc........................      6.9         17.4          3.1          2002
Analog Devices, Inc............................      0.5         16.0          2.8          1987


                         DIVERSIFICATION OF INVESTMENTS
                                  June 30, 2005
                                   (Unaudited)

                                                                                     Percent of
                                                                                     Net Assets
                                                                                -----------------------
                                                                                June 30,   December 31,
                                          Issues      Value           Cost        2005        2004
                                           -----      -----           ----        ----        ----
 Common Stocks:
   Insurance............................     2     $109,042,500    $ 2,610,297    19.2%       20.3%
   Energy...............................     6       98,697,975     47,071,096    17.4        13.1
   Electronics..........................     7       82,314,900     34,296,240    14.5        12.2
   Information Technology Services......     5       65,421,158     62,868,404    11.5        15.7
   Banking and Finance..................     3       51,544,100     20,671,157     9.1        11.5
   Manufacturing........................     3       51,059,650     18,390,858     9.0         9.7
   Health Care..........................     5       20,048,000     20,027,285     3.5         3.9
   Chemicals............................     3       19,844,500     16,188,926     3.5         3.5
   Other................................     5       11,385,551      9,983,998     2.1         1.6

Short-Term Investments..................     8       57,389,473     57,389,473    10.1         8.3




                                       [4]

                           PRINCIPAL PORTFOLIO CHANGES
                            April 1 to June 30, 2005
                                   (Unaudited)
                    (Common Stock unless specified otherwise)

                                                                     Number of Shares
                                                         ----------------------------------------
                                                                                            Held
                                                                                          June 30,
                                                         Purchased         Sold             2005
                                                         ---------         ----             ----
Agilent Technologies, Inc.........................         50,000                         600,000
Aerogroup International, Inc......................         28,751(a)                       28,751
aQuantive, Inc....................................         10,000                          10,000
Arbinet-thexchange, Inc...........................        500,000                         500,000
Arch Capital Group Ltd............................                        100,000               --
Brady Corporation.................................        505,000(b)      140,000         870,000
Ceridian Corporation..............................                         21,400         378,600
Convergys Corporation.............................         40,000                       1,730,000
Cypress Semiconductor Corporation.................        200,000                         200,000
Dover Corporation.................................         70,000                         260,000
The Dow Chemical Company..........................        100,000                         100,000
Fifth Third Bancorp...............................         15,000                         300,000
Flextronics International Ltd.....................                        210,000       1,000,000
Kerr-McGee Corporation............................                         80,649         139,351
Murphy Oil Corporation............................        300,000(b)                      600,000
Nexen Inc.........................................         70,000(b)                      140,000
Solectron Corporation.............................      1,000,000                       2,000,000
TransMontaigne Inc................................        925,000                       1,925,000


----------
(a) Received from Grumman Hill Investments, L.P.
(b) Stock split.



                                       [5]

                            STATEMENT OF INVESTMENTS

                                  June 30, 2005
                                   (Unaudited)

                           PORTFOLIO SECURITIES 89.8%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

               Prin. Amt.
                or Shares                                                         Value
                --------                                                          -----
                            Banking and Finance 9.1%
                 500,000     The Bank of New York Company, Inc..............  $ 14,390,000
                 310,000     Capital One Financial Corporation..............    24,803,100
                 300,000     Fifth Third Bancorp............................    12,351,000
                                                                               -----------
                                                                                51,544,100
                                                                               -----------
                            Business Services 0.6%
                  10,000     aQuantive, Inc.(a).............................       177,200
                 500,000     Arbinet-thexhange, Inc.(a).....................     3,350,000
                                                                               -----------
                                                                                 3,527,200
                                                                               -----------
                            Chemicals 3.5%
                 100,000     The Dow Chemical Company.......................     4,453,000
               1,275,000     PolyOne Corporation(a).........................     8,440,500
                 150,000     Rohm and Haas Company..........................     6,951,000
                                                                               -----------
                                                                                19,844,500
                                                                               -----------
                            Communications 0.7%
                 900,000     Cincinnati Bell Inc.(a)........................     3,870,000
                                                                               -----------
                            Electronics 14.5%
                 600,000     Agilent Technologies, Inc.(a)..................    13,812,000
                 430,000     Analog Devices, Inc............................    16,043,300
                 200,000     Cypress Semiconductor Corporation(a)...........     2,518,000
               1,000,000     Flextronics International Ltd.(a)..............    13,210,000
                 980,000     Intel Corporation..............................    25,499,600
                 200,000     Motorola, Inc..................................     3,652,000
               2,000,000     Solectron Corporation(a).......................     7,580,000
                                                                               -----------
                                                                                82,314,900
                                                                               -----------
                            Energy 17.4%
                 139,351     Kerr-McGee Corporation.........................    10,633,875
                 320,000     McMoRan Exploration Co.(a).....................     6,243,200
                 600,000     Murphy Oil Corporation.........................    31,338,000
                 140,000     Nexen Inc.(a)..................................     4,250,400
               1,925,000     TransMontaigne Inc.(a).........................    20,212,500
                 400,000     Unocal Corporation.............................    26,020,000
                                                                               -----------
                                                                                98,697,975
                                                                               -----------
                            Health Care 3.5%
                 100,000     Abbott Laboratories............................     4,901,000
                 100,000     Merck & Co. Inc................................     3,080,000
                 100,000     Pfizer Inc.....................................     2,758,000
                 450,000     Schering-Plough Corporation....................     8,577,000
                 150,000     Vical Inc.(a)..................................       732,000
                                                                               -----------
                                                                                20,048,000
                                                                               -----------



                                       [6]

               Prin. Amt.
                or Shares                                                         Value
                --------                                                          -----
                            Information Technology Services 11.5%
                 400,000     Accenture Ltd.(a)..............................  $  9,068,000
                 378,600     Ceridian Corporation(a)........................     7,375,128
               1,730,000     Convergys Corporation(a).......................    24,600,600
               1,243,000     The TriZetto Group, Inc.(a)....................    17,414,430
               1,100,000     Unisys Corporation(a)..........................     6,963,000
                                                                              ------------
                                                                                65,421,158
                                                                              ------------
                            Insurance 19.2%
                  10,000     Erie Indemnity Co. Class A.....................       542,500
                  70,000     The Plymouth Rock Company, Inc. Class A(b)(c)..   108,500,000
                                                                              ------------
                                                                               109,042,500
                                                                              ------------
                            Manufacturing 9.0%
                 870,000     Brady Corporation Class A......................    26,970,000
                 260,000     Dover Corporation..............................     9,458,800
                 205,000     Roper Industries, Inc..........................    14,630,850
                                                                              ------------
                                                                                51,059,650
                                                                              ------------
                            Retail Trade 0.1%
                  28,751     Aerogroup International, Inc. (a)(c)...........       373,763
                                                                              ------------
                            Transportation 0.7%
                 531,557     Transport Corporation of America, Inc.
                              Class B(a)(b).................................     3,614,588
                                                                              ------------
                            Miscellaneous 0.0%
                             Grumman Hill Investments, L.P.(a)(c)...........             0
                                                                              ------------
                                Total Portfolio Securities
                                  (cost $232,108,261).......................   509,358,334
                                                                              ------------

                            SHORT-TERM INVESTMENTS 10.1%
                            Commercial Paper 4.6%
             $17,457,000     American Express Credit Corporation
                              2.8807% - 3.0828% due 7/6/05 - 8/10/05........    17,427,991
               8,958,000     General Electric Capital Corporation
                              2.9333% - 3.0123% due 7/27/05 - 8/3/05........     8,935,460
                                                                              ------------
                                                                                26,363,451
                                                                              ------------
              31,164,000    U.S. Treasury Bills 5.5% 31,164,000 U.S.
                              Treasury Bills 2.7024% - 3.0046% due 7/21/05
                              - 9/29/05.....................................    31,026,022
                                                                              ------------
                                Total Short-Term Investments
                                  (cost $57,389,473)........................    57,389,473
                                                                              ------------
                                Total Investments
                                  (cost $289,497,734) (99.9%)...............   566,747,807
                                Cash, receivables and other assets
                                  less liabilities (0.1%)...................       375,960
                                                                              ------------
                                Net Assets (100%)...........................  $567,123,767
                                                                              ============


----------
(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.

               See accompanying notes to financial statements and
                     independent accountants' review report.


                                       [7]

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2005
                                   (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $228,652,129) (Note 1)..............................    $397,243,746
        Securities of affiliated companies (cost $3,456,132)
          (Notes 1, 5 and 6)........................................     112,114,588
        Short-term investments (cost $57,389,473)...................      57,389,473    $566,747,807
                                                                        ------------
    Cash, receivables and other assets:
        Cash........................................................         872,784
        Dividends and interest receivable...........................         204,683
        Office equipment and leasehold improvements, net............         503,186
        Other assets................................................         164,775       1,745,428
                                                                        ------------    ------------
            Total Assets............................................                     568,493,235
LIABILITIES:
    Payable for securities purchased................................       1,187,680
    Accrued expenses and reserves...................................         181,788
                                                                        ------------
            Total Liabilities.......................................                       1,369,468
                                                                                        ------------
NET ASSETS..........................................................                    $567,123,767
                                                                                        ============
NET ASSETS are represented by:
    Common Stock $1 par value: authorized
      30,000,000 shares; issued 20,023,209 (Note 2).................                     $20,023,209
    Surplus:
        Paid-in.....................................................    $234,314,820
        Undistributed net gain on sales of investments..............      33,033,265
        Undistributed net investment income.........................       3,812,795     271,160,880
                                                                        ------------
    Net unrealized appreciation of investments......................                     277,250,073
    Treasury stock, at cost (56,300 shares of Common Stock)
      (Note 2)......................................................                      (1,310,395)
                                                                                        ------------
NET ASSETS..........................................................                    $567,123,767
                                                                                        ============
NET ASSET VALUE PER COMMON SHARE
  (19,966,909 shares outstanding)...................................                       $28.40
                                                                                           ======


               See accompanying notes to financial statements and
                     independent accountants' review report.


                                       [8]

                             STATEMENT OF OPERATIONS
                     For the six months ended June 30, 2005
                                   (Unaudited)


INVESTMENT INCOME
Income:
    Dividends (net of foreign withholding taxes of $1,707)..........     $ 4,840,435
    Interest........................................................         719,960     $ 5,560,395
                                                                         -----------
Expenses:

    Administration and operations...................................         284,250
    Investment research.............................................         248,250
    Occupancy costs.................................................         228,297
    Franchise and miscellaneous taxes...............................          81,750
    Listing, software and sundry fees...............................          63,069
    Insurance.......................................................          56,221
    Directors' fees.................................................          52,750
    Stationery, supplies, printing and postage......................          30,731
    Legal, auditing and tax fees....................................          24,000
    Publications....................................................          22,955
    Travel and telephone............................................          20,340
    Transfer agent and registrar fees and expenses..................          16,541
    Custodian fees..................................................          15,451
    Employees' retirement plans.....................................           7,250
    Miscellaneous...................................................          23,526       1,175,381
                                                                         -----------     -----------
Net investment income...............................................                       4,385,014

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain from security transactions........................      33,035,041
Net increase in unrealized appreciation of investments..............       5,539,894
                                                                         -----------
    Net gain on investments.........................................                      38,574,935
                                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................................                     $42,959,949
                                                                                         ===========

               See accompanying notes to financial statements and
                     independent accountants' review report.


                                       [9]

                       STATEMENTS OF CHANGES IN NET ASSETS
                     For the six months ended June 30, 2005
                      and the year ended December 31, 2004

                                                                         Six months
                                                                           ended
                                                                           June 30,       Year ended
                                                                             2005        December 31,
                                                                         (Unaudited)         2004
                                                                         ---------           ----
FROM OPERATIONS:
    Net investment income...........................................    $  4,385,014    $  2,073,746
    Net realized gain on investments................................      33,035,041      25,103,157
    Net increase in unrealized appreciation of investments..........       5,539,894      42,322,038
                                                                        ------------    ------------
        Increase in net assets resulting from operations............      42,959,949      69,498,941
                                                                        ------------    ------------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
    Net investment income...........................................        (669,903)     (2,177,537)
    Net realized gain from investment transactions..................      (3,324,559)    (23,622,634)
                                                                        ------------    ------------
        Decrease in net assets from distributions...................      (3,994,462)    (25,800,171)
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
    Distribution to stockholders reinvested in Common Stock.........               --      10,682,306
    Cost of shares of Common Stock repurchased......................      (1,310,395)     (3,871,619)
                                                                        ------------    ------------
        Increase (decrease) in net assets from capital
          share transactions........................................      (1,310,395)      6,810,687
                                                                        ------------    ------------
            Total increase in net assets............................      37,655,092      50,509,457
NET ASSETS:
    Beginning of period.............................................     529,468,675     478,959,218
                                                                        ------------    ------------
    End of period (including undistributed net investment income
      of $3,812,795 and $97,684, respectively)......................    $567,123,767    $529,468,675
                                                                        ============    ============



               See accompanying notes to financial statements and
                     independent accountants' review report.


                                      [10]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation -- Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates market value. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use of Estimates -- The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

      Other  --  Security  transactions  are  accounted  for  on  the  date  the securities are purchased or sold, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

      2. Common Stock -- The Corporation repurchased 56,300 shares of its Common Stock in the first six months of 2005 at an average price of $23.28 per share, representing an average discount from net asset value of 14.34%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders.
Shares so acquired may be held as treasury stock, used in optional stock distributions, or retired.

      3. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2005 (excluding short-term investments), were $49,000,916 and $62,870,467, respectively.

      As of June 30, 2005, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $299,712,369 and $22,462,296, respectively.

      4. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2005 to officers and directors amounted to $600,250, of which $52,750 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years. No contributions were made to the plan for the six months ended June 30, 2005.



                                      [11]

NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      5. Affiliates -- The Plymouth Rock Company, Inc. and Transport Corporation of America, Inc. are affiliates as defined in the Investment Company Act of 1940. The Corporation received dividends of $3,059,000 from affiliates during the six months ended June 30, 2005. Unrealized appreciation related to affiliates increased by $14,607,383 for the six months ended June 30, 2005 to $108,658,456.

      6. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2005 such investments had an aggregate value of $108,873,763, which was equal to 19.2% of the Corporation's net assets. Investments in restricted securities at June 30, 2005, including acquisition dates and cost, were:

              Company                   Shares          Security         Date Purchased       Cost
 ----------------------------------   ----------   -------------------    -------------    ----------
 Aerogroup International, Inc.          28,751     Common Stock              6/21/05        $  17,200
 (received from Grumman Hill
 Investments as a final
 investment distribution)

 Grumman Hill Investments, L.P.                    Limited Partnership       9/11/85                0
                                                      Interest

 The Plymouth Rock                      70,000     Class A Common           12/15/82        1,500,000
    Company, Inc.                                     Stock                  6/9/84           699,986


      The Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $15,564,753 for the six months ended June 30, 2005 to $106,656,577.

      7. Operating Lease Commitment -- The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of approximately $3.0 million. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease for the next five years are $157,121 for 2005, $314,241 for 2006 through 2008 and $329,172 for 2009.


                                      [12]

                              FINANCIAL HIGHLIGHTS

                                      Six Mos.
                                        Ended
                                    June 30, 2005
                                     (Unaudited)   2004       2003       2002       2001       2000
                                     ----------    ----       ----       ----       ----       -----
Per Share Operating Performance
Net asset value, beginning of period  $  26.44   $  24.32   $  18.72   $  28.54   $  32.94   $  35.05
Net investment income*.............        .22        .11        .09        .14        .18        .32
Net realized and unrealized gain
  (loss) on securities.............       1.94       3.33       6.91      (8.71)     (2.78)      1.92
                                      --------   --------   --------   --------   --------   --------
      Total from investment
        operations.................       2.16       3.44       7.00      (8.57)     (2.60)      2.24
Less:
Dividends from net investment
  income**.........................         03        .11        .11        .14        .22        .32
Distributions from capital gains**.        .17       1.21       1.29       1.11       1.03       4.03
Return of capital**................         --         --         --         --        .55         --
                                      --------   --------   --------   --------   --------   --------
      Total distributions..........        .20       1.32       1.40       1.25       1.80       4.35
                                      --------   --------   --------   --------   --------   --------
Net asset value, end of period.....   $  28.40   $  26.44   $  24.32   $  18.72   $  28.54   $  32.94
                                      ========   ========   ========   ========   ========   ========
Per share market value,
  end of period....................   $  24.19   $  22.85   $  20.89   $  16.28   $  25.31   $  28.25
Total investment return,
  market(%)........................       7.32      16.16      36.22     (31.23)     (2.42)     17.75
Total investment return, NAV(%)....       8.18      15.40      39.32     (29.43)     (6.54)      7.02
Ratios/Supplemental Data:
Net assets, end of period(000).....   $567,124   $529,469   $478,959   $361,943   $539,839   $596,289
Ratio of expenses to average net
  assets(%)........................        .43+       .55        .56        .50        .45        .38
Ratio of net investment income to
  average net assets(%)............       1.05+       .41        .42        .57        .60        .83
Portfolio turnover rate(%).........      20.21+     16.72      12.90      19.50      10.32      13.54


----------
* Per-share data are based on the average number of shares outstanding during the period.

** Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes.

+  Annualized, not necessarily indicative of full year ratio.

               See accompanying notes to financial statements and
                     independent accountants' review report.


                                      [13]

--------------------------------------------------------------------------------
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
   CENTRAL SECURITIES CORPORATION

      We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2005, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended June 30, 2005. These financial statements are the responsibility of the management of Central Securities Corporation.

      We have conducted our review in accordance with standards established by the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

      Based on our review, we are not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with U.S. generally accepted accounting principles.

      We have previously audited, in accordance with standards established by the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2004, and financial highlights for each of the five years in the period ended December 31, 2004, and in our report dated January 26, 2005 we expressed an unqualified opinion on those financial statements.

                                                            KPMG LLP
New York, NY
July 27, 2005

--------------------------------------------------------------------------------


                                      [14]

                         Annual Meeting of Stockholders

      The annual meeting of stockholders of the Corporation was held on March 9, 2005. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock: Donald G. Calder, 17,794,414 shares in favor, 347,753 shares withheld; Jay R. Inglis, 17,781,974 shares in favor, 360,193 shares withheld; Dudley D. Johnson, 17,793,374 shares in favor, 348,793 shares withheld; Wilmot H. Kidd, 17,641,668 shares in favor, 500,799 shares withheld; and C. Carter Walker, Jr., 17,792,168 shares in favor, 349,999 shares withheld.

      In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2005 was ratified by the following vote of the holders of the Common Stock: 18,056,248 shares in favor, 41,959 shares against, 43,960 shares abstaining.

                      Proxy Voting Policies and Procedures

      The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation's proxy voting record for the twelve-month period ended June 30, 2005 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation's website at www.centralsecurities.com and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                         Quarterly Portfolio Information

      The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-Q. The Corporation's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                      [15]

                               BOARD OF DIRECTORS

                             Jay R. Inglis, Chairman
                                Simms C. Browning
                                Donald G. Calder
                                Dudley D. Johnson
                                 Wilmot H. Kidd
                              C. Carter Walker, Jr.

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll free)
                            www.centralsecurities.com

                                    CUSTODIAN

                                 UMB Bank, N. A.
                                 Kansas City, MO

                          TRANSFER AGENT AND REGISTRAR

       Computershare Investor Services (formerly EquiServe Trust Company)
                    P.O. Box 43069, Providence, RI 02940-3069
                                  781-575-2724
                                www.equiserve.com

                              INDEPENDENT AUDITORS
                             KPMG LLP, New York, NY


                                      [16]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 6. Schedule of Investments. Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable. Item is applicable for annual reports for fiscal years ending on or after December 31, 2005, and every semi-annual report filed after the first such annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                                                         (d) Maximum Number (or
                                                                 (c) Total Number of       Approximate Dollar
                                (a) Total                          Shares (or Units)       Value) of Shares (or
                                Number of        (b) Average      Purchased as Part of    Units) that May Yet Be
                                Shares (or     Price Paid per      Publicly Announced       Purchased Under the
          Period             Units) Purchased  Share (or Unit)     Plans or Programs         Plans or Programs
--------------------------- ----------------- ---------------- ------------------------- ------------------------
Month #1 (January 1                0                NA                    NA                       NA
through January 31)
--------------------------- ----------------- ---------------- ------------------------- ------------------------
Month #2 (February 1
through February 28)               0                NA                    NA                       NA
--------------------------- ----------------- ---------------- ------------------------- ------------------------
Month #3 (March 1 through
March 31)                        7,300            $23.37                  NA                       NA
--------------------------- ----------------- ---------------- ------------------------- ------------------------
Month #4 (April 1 through
April 30)                        35,200           $23.12                  NA                       NA
--------------------------- ----------------- ---------------- ------------------------- ------------------------
Month #5 (May 1 through
May 31)                          8,400            $23.35                  NA                       NA
--------------------------- ----------------- ---------------- ------------------------- ------------------------
Month #6 (June 1 through
June 30)                         5,400            $24.03                  NA                       NA
--------------------------- ----------------- ---------------- ------------------------- ------------------------
Total                            56,300           $23.28                  NA                       NA
--------------------------- ----------------- ---------------- ------------------------- ------------------------


All shares purchased were made in open market transactions as authorized by the Board of Directors.

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since such procedures were last described in the Corporation's proxy statement dated February 2, 2005.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the "Corporation") have concluded that the Corporation's Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 12. Exhibits. (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. Attached hereto.

(c) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By:  /s/ Wilmot H. Kidd
     ------------------
Wilmot H. Kidd
President

August 8, 2005
--------------
Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By:  /s/ Wilmot H. Kidd
     ------------------
Wilmot H. Kidd
President

August 8, 2005
--------------
Date

By: /s/ Charles N. Edgerton
    -----------------------
Charles N. Edgerton
Treasurer

August 8, 2005
--------------
Date